Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and bank accounts	R$ 4,134,074	R$ 363,084
Savings account	986,379	885,740
Financial investments	8,522,465	7,223,450
Cash and cash equivalents	R$ 13,642,918	R$ 8,472,274	R$ 3,621,798	R$ 4,555,177